UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-01209

Bridges Investment Fund, Inc.
(Exact name of registrant as specified in charter)

8401 West Dodge Road, Suite 256
Omaha, Nebraska 68114
(Address of principal executive offices) (Zip code)

Edson L. Bridges III
8401 West Dodge Road, Suite 256
Omaha, Nebraska 68114
(Name and address of agent for service)

(402) 397-4700
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2011

Date of reporting period:  March 31, 2011

Item 1. Schedule of Investments.

BRIDGES INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS

MARCH 31, 2011

Title of Security	Shares	Cost	Value
COMMON STOCKS - 91.68%
Amusement, Gambling, and Recreation Industries - 0.54%
The Walt Disney Co.	10,000	$336,300	$430,900
Beverage and Tobacco Product Manufacturing - 3.70%
Altria Group, Inc.	25,000	478,400	650,750
PepsiCo, Inc.	15,000	657,954	966,150
Philip Morris International, Inc.	20,000	685,363	1,312,600
		1,821,717	2,929,500
Chemical Manufacturing - 5.36%
Allergan, Inc.	15,000	593,458	1,065,300
Perrigo Co.	12,000	891,115	954,240
Praxair, Inc.	8,000	758,391	812,800
Teva Pharmaceutical Industries, Ltd. - ADR	28,000	911,242	1,404,760
		3,154,206	4,237,100
Computer and Electronic Product Manufacturing - 12.43%
Apple, Inc. (a)	12,000	1,380,552	4,181,400
Cisco Systems, Inc. (a)	30,000	735,598	514,500
Dolby Laboratories, Inc. (a)	11,000	422,815	541,310
EMC Corp. (a)	30,000	776,088	796,500
Hewlett-Packard Co.	20,000	841,957	819,400
QUALCOMM, Inc.	40,000	1,541,688	2,193,200
Waters Corp. (a)	9,000	472,047	782,100
		6,170,745	9,828,410
Couriers and Messengers - 2.12%
FedEx Corp.	10,000	688,396	935,500
United Parcel Service, Inc.	10,000	671,348	743,200
		1,359,744	1,678,700
Credit Intermediation and Related Activities - 10.47%
Bank Of America Corporation	50,000	780,750	666,500
Capital One Financial Corp.	45,000	1,362,267	2,338,200
Credicorp Ltd.	7,000	647,997	734,510
JPMorgan Chase & Co.	30,000	1,320,492	1,383,000
Visa, Inc.	17,000	1,256,513	1,251,540
Wells Fargo & Co.	60,000	1,444,347	1,902,000
		6,812,366	8,275,750
Data Processing, Hosting and Related Services - 1.08%
Rackspace Hosting, Inc. (a)	20,000	478,448	857,000
Electrical Equipment, Appliance, and Component Manufacturing - 1.11%
Emerson Electric Co.	15,000	820,875	876,450
Electronics and Appliance Stores - 0.91%
Best Buy Co., Inc.	25,000	829,496	718,000
Food Services and Drinking Places - 1.44%
McDonald's Corp.	15,000	974,095	1,141,350
General Merchandise Stores - 1.26%
Target Corp.	20,000	614,615	1,000,200
Health and Personal Care Stores - 2.96%
Express Scripts, Inc. (a)	42,000	850,874	2,335,620
Heavy and Civil Engineering Construction - 2.43%
Chicago Bridge & Iron Co. - ADR	20,000	667,122	813,200
Fluor Corp.	15,000	579,555	1,104,900
		1,246,677	1,918,100
Insurance Carriers and Related Activities - 2.78%
Aflac, Inc.	10,000	569,975	527,800
Berkshire Hathaway, Inc. (a)	20,000	678,649	1,672,600
		1,248,624	2,200,400
Leather and Allied Product Manufacturing - 0.48%
Nike, Inc.	5,000	424,432	378,500
Machinery Manufacturing - 6.34%
Caterpillar, Inc.	20,000	1,131,201	2,227,000
General Electric Co.	55,000	697,938	1,102,750
Roper Industries, Inc.	15,000	714,293	1,296,900
Stanley Black & Decker, Inc.	5,000	360,606	383,000
		2,904,038	5,009,650

Management of Companies and Enterprises - 1.30%
The Goldman Sachs Group, Inc.	6,500	908,626	1,030,055
Mining (except Oil and Gas) - 1.82%
BHP Billiton Ltd. - ADR	15,000	1,122,662	1,438,200
Nonstore Retailers - 0.91%
Amazon.com, Inc. (a)	4,000	583,033	720,520
Oil and Gas Extraction - 8.34%
Anadarko Petroleum Corp.	24,000	1,598,009	1,966,080
Apache Corp.	20,000	1,502,797	2,618,400
Chesapeake Energy Corp.	60,000	1,649,240	2,011,200
		4,750,046	6,595,680
Other Information Services - 3.71%
Google, Inc. (a)	5,000	2,233,768	2,931,050
Petroleum and Coal Products Manufacturing - 3.13%
Chevron Corp.	23,000	1,061,445	2,470,890
Professional, Scientific, and Technical Services - 6.39%
Celgene Corp. (a)	15,000	839,322	862,950
Cognizant Technology Solutions Class A (a)	5,000	378,370	407,000
Mastercard, Inc.	12,000	2,060,958	3,020,640
priceline.com, Inc. (a)	1,500	648,071	759,660
		3,926,721	5,050,250
Publishing Industries (except Internet) - 0.84%
Autodesk, Inc. (a)	15,000	602,959	661,650
Rail Transportation - 3.12%
Union Pacific Corp.	25,000	1,460,063	2,458,250
Securities, Commodity Contracts, and Other Financial Investments
and Related Activities - 2.21%
CME Group, Inc.	2,500	705,185	753,875
T. Rowe Price Group, Inc.	15,000	725,747	996,300
		1,430,932	1,750,175
Support Activities for Mining - 0.94%
Schlumberger Ltd.	8,000	715,331	746,080
Telecommunications - 1.30%
DIRECTV (a)	22,000	780,297	1,029,600
Transportation Equipment Manufacturing - 1.05%
Eaton Corp.	15,000	820,675	831,600
Water Transportation - 1.21%
Carnival Corp.	25,000	951,168	959,000

TOTAL COMMON STOCKS (Cost $51,394,978)		$51,394,978	$72,488,630

	Principal
	Amount	Cost	Value
CORPORATE BONDS - 2.84%
Beverage and Tobacco Product Manufacturing - 0.34%
Reynolds American, Inc.
7.250%, 06/01/2012	$ 250,000	$251,740	$266,728
Broadcasting (except Internet) - 0.29%
Comcast Corp.
6.500%, 01/15/2017	200,000	199,592	227,751
Building Material and Garden Equipment and Supplies Dealers - 0.28%
Home Depot, Inc.
5.400%, 03/01/2016	200,000	185,291	221,162
Credit Intermediation and Related Activities - 0.34%
MBNA Corporation
7.500%, 03/15/2012	250,000	252,315	265,383
Funds, Trusts, and Other Financial Vehicles - 0.38%
Spectra Energy Capital, LLC
8.000%, 10/01/2019	250,000	267,975	303,970
General Merchandise Stores - 0.48%
JC Penney Corp., Inc.
7.400%, 04/01/2037	400,000	400,952	380,999
Machinery Manufacturing - 0.37%
Applied Materials, Inc.
7.125%, 10/15/2017	250,000	253,589	294,461
Oil and Gas Extraction - 0.36%
Anadarko Petroleum Corp.
7.625%, 03/15/2014	250,000	242,183	285,394

TOTAL CORPORATE BONDS (Cost $2,053,637)		$2,053,637	$2,245,848

	Shares	Cost	Value
EXCHANGE TRADED FUNDS - 4.67%
Funds, Trusts, and Other Financial Vehicles - 4.67%
iShares S&P MidCap 400 Index Fund	21,000	$1,909,405	$2,073,540
iShares S&P SmallCap 600 Index Fund	22,000	1,514,738	1,618,540
TOTAL EXCHANGE TRADED FUNDS (Cost $3,424,143)		$3,424,143	$3,692,080

	Shares	Cost	Value
SHORT-TERM INVESTMENTS - 0.91%
Mutual Fund - 0.91%
SEI Daily Income Trust Treasury Fund, 0.010%	717,632	$717,632	$717,632
TOTAL SHORT-TERM INVESTMENTS (Cost $717,632)		$717,632	$717,632

TOTAL INVESTMENTS (Cost $57,590,390) - 100.10%			$79,144,190
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.10)%			(76,518)
TOTAL NET ASSETS - 100.00%			$79,067,672

ADR	American Depository Receipt
(a)	Non Income Producing.

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows:1

	Cost of investments	$57,590,390

	Gross unrealized appreciation	22,136,233
	Gross unrealized depreciation	(582,433)
	Net unrealized appreciation	$21,553,800

1Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Financial Accounting Standards Board ("FASB") accounting standards codification "Fair Value Measurements and Disclosures" Topic 820 ("ASC 820"), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

	• Level 1 - Quoted prices in active markets for identical securities.
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2011:

	Description	Level 1	Level 2	Level 3	Total

	Equity
	Manufacturing	$26,642,950	$-	$-	$26,642,950
	Finance and Insurance	15,918,405	-	-	15,918,405
	Retail Trade	4,774,340	-	-	4,774,340
	Mining	8,779,960	-	-	8,779,960
	Information	5,479,300	-	-	5,479,300
	Professional, Scientific, and Technological Services	4,969,400	-	-	4,969,400
	Transportation and Warehousing	5,095,950	-	-	5,095,950
	Management of Companies	1,030,055	-	-	1,030,055
	Construction	1,918,100	-	-	1,918,100
	Arts, Entertainment and Recreation	1,572,250	-	-	1,572,250
	Total Equity	76,180,710	-	-	76,180,710
	Fixed Income
	Corporate Bonds	-	2,245,848	-	2,245,848
	Total Fixed Income	-	2,245,848	-	2,245,848
	Short-Term Investments	717,632	-	-	717,632
	Total Investments in Securities	$76,898,342	$2,245,848	$-	$79,144,190

Transfers between levels are recognized at the end of the reporting period. As of March 31, 2011, there were no significant transfers into, or out of Level 1 or Level 2 since December 31, 2010.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Bridges Investment Fund, Inc.

By (Signature and Title)      /s/ Edson L. Bridges
Edson L. Bridges III, President and
Chief Executive and Investment Officer

Date          5/24/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Edson L. Bridges
Edson L. Bridges III, President and
Chief Executive and Investment Officer

Date        5/24/11

By (Signature and Title)*    /s/ Brian Kirkpatrick
 Brian Kirkpatrick, Executive Vice President

Date         5/24/11

By (Signature and Title)*    /s/ Nancy K. Dodge
Nancy K. Dodge, Treasurer and
Chief Compliance Officer

Date         5/24/11

* Print the name and title of each signing officer under his or her signature.